NOTE 5: THE TRANSACTION (Details Narrative) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of shares issued	77,847,598	77,847,598
Adira
Statement Line Items [Line Items]
Share consolidation, reverse take-over	6.726254
Number of shares issued	2,544,075
Share Price	$ 0.24